UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 4.4%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist Home
for the Aging)	5.50	6/1/30	1,800,000		1,898,658
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist Home
for the Aging)	6.00	6/1/50	2,750,000		2,834,370
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/19	2,150,000		2,158,321
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,003,870
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	6,000,000	[a]	4,535,160
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,000,000		5,794,550
					18,224,929
Alaska - 1.9%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	8,465,000		7,982,156
Arizona - 6.3%
Arizona Industrial Development Authority,
Education Revenue (BASIS Schools
Projects)	5.25	7/1/47	1,500,000	[b]	1,520,010
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	2,000,000	[b]	1,987,680
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools, Inc. Projects)	5.00	7/1/45	1,000,000	[b]	995,430
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,130,270
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	5.00	7/1/45	1,300,000	[b]	1,300,793
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	4,550,000		5,194,280
Tender Option Bond Trust Receipts (Series
2016-XM0447),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	13,198,367	[b,c]	13,667,957
					25,796,420
California - 17.8%
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		8,531,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.8% (continued)
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,551,275
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,569,500
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,628,400
California Statewide Communities
Development Authority,
Revenue (Front Porch Communities and
Services Project)	5.13	4/1/37	4,975,000	[b]	4,982,910
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.25	12/1/56	1,700,000	[b]	1,792,922
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	5,000,000	[d]	679,700
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.75	6/1/47	5,000,000		5,025,500
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	4,000,000		4,243,640
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,750,050
Santa Margarita/Dana Point Authority,
Revenue (Santa Margarita Water District
Improvement Districts Numbers 2,3 and
4)	5.13	8/1/38	5,000,000		5,271,400
Tender Option Bond Trust Receipts (Series
2016-XM0379),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	5,000,000	[b,c]	5,610,700
Tender Option Bond Trust Receipts (Series
2016-XM0387),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	6,000,000	[b,c]	6,653,880
Tender Option Bond Trust Receipts (Series
2016-XM0390),
(The Regents of the University of
California, General Revenue) Non-
recourse	5.00	5/15/21	6,250,000	[b,c]	7,113,000
Tender Option Bond Trust Receipts (Series
2016-XM0440),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	5,828,649
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)
(Prerefunded)	5.88	1/1/19	2,000,000	[e]	2,181,680
					73,414,924

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 2.3%
Belleview Station Metropolitan District
Number 2,
GO	5.13	12/1/46	2,375,000		2,405,400
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	1,500,000		1,501,890
Tender Option Bond Trust Receipts (Series
2016-XM0385),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/20	4,950,000	[b,c]	5,487,322
					9,394,612
District of Columbia - 5.2%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	35,000,000	[d]	4,669,350
Tender Option Bond Trust Receipts (Series
2016-XM0437),
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	14,828,227	[b,c]	16,818,413
					21,487,763
Florida - 5.5%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,600,000	[b]	1,679,392
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	5,000,000	[e]	6,283,550
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group) (Prerefunded)	5.50	11/15/20	6,825,000	[e]	7,844,791
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	6.00	8/1/20	3,500,000	[e]	4,047,540
South Lake County Hospital District,
Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	2,500,000		2,693,550
					22,548,823
Georgia - 3.5%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	1,000,000		1,100,150
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	4,865,000	[e]	5,493,363
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,143,490
Tender Option Bond Trust Receipts (Series
2016-XM0435),
(Private Colleges and Universities
Authority, Revenue (Emory University))
Recourse	5.00	10/1/43	6,000,000	[b,c]	6,777,780
					14,514,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Hawaii - 1.2%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,737,100
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000		2,171,960
					4,909,060
Illinois - 7.9%
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	3,000,000		3,361,140
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,096,450
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	2,330,000		2,478,934
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.25	5/15/45	1,000,000		1,022,000
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,500,000		2,616,125
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	1,000,000		1,013,430
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	3,550,000		3,580,956
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,533,575
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	3,600,000		4,095,684
Tender Option Bond Trust Receipts (Series
2017-XM0492),
(Illinois Finance Authority, Revenue (The
University of Chicago)) Non-recourse	5.00	10/1/40	7,500,000	[b,c]	8,571,900
					32,370,194
Iowa - 1.7%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	5,125,000		5,169,793
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	2,000,000		2,000,280
					7,170,073
Kentucky - .9%
Christian County,
HR (Jennie Stuart Medical Center)	5.50	2/1/44	2,800,000		2,860,844
Louisville/Jefferson County Metro
Government,
Health Facilities Revenue (Jewish
Hospital and Saint Mary's HealthCare,
Inc. Project) (Prerefunded)	6.13	2/1/18	1,000,000	[e]	1,049,350
					3,910,194

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 1.3%
Louisiana Local Government Environmental
Facilities and Community Development
Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	4,000,000		4,114,120
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,098,010
					5,212,130
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	2,000,000		2,270,760
Maryland - 2.0%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000		3,584,783
Tender Option Bond Trust Receipts (Series
2016-XM0391),
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	4,000,000	[b,c]	4,450,780
					8,035,563
Massachusetts - 9.8%
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	2,500,000		2,915,300
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	5,000,000		5,498,750
Massachusetts Housing Finance Agency,
Housing Revenue	7.00	12/1/38	4,575,000		4,795,103
Tender Option Bond Trust Receipts (Series
2016-XM0368),
(Massachusetts Development Finance
Agency, Revenue (Harvard University
Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c]	11,502,400
Tender Option Bond Trust Receipts (Series
2016-XM0372),
(Massachusetts, Consolidated Loan) Non-
recourse	5.00	4/1/19	6,400,000	[b,c]	7,332,352
Tender Option Bond Trust Receipts (Series
2016-XM0386),
(University of Massachusetts Building
Authority, Project and Refunding
Revenue) Non-recourse	5.00	5/1/21	7,406,665	[b,c]	8,257,741
					40,301,646
Michigan - 4.5%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	3,780,000		4,044,109
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/36	3,290,000		3,482,959

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 4.5% (continued)
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue	5.00	7/1/36	2,000,000		2,177,300
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/36	1,000,000		1,090,920
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,180,000		2,118,415
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	5,000,000	[e]	5,527,650
					18,441,353
Missouri - 1.8%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	2,200,000		2,296,492
Saint Louis Land Clearance Redevelopment
Authority,
Annual Appropriation Redevelopment
Revenue (National Geospatial-
Intelligence Agency Site Improvements
Project)	5.13	6/1/46	5,000,000		5,012,450
					7,308,942
New Jersey - 4.2%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	995,540
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.50	12/15/29	1,690,000		1,764,732
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	4,250,000		4,321,103
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Prerefunded)	5.50	6/15/19	3,310,000	[e]	3,644,773
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,274,740
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/23	905,000		916,222
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,600,000		1,600,064
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	1,000,000		968,650
					17,485,824

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico - 1.3%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,536,850
New York - 14.5%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.25	4/1/19	3,000,000	[e]	3,325,530
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	1,715,000		1,869,281
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	60,000	[e]	65,500
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	6,650,000	[e]	7,259,605
New York City Educational Construction
Fund,
Revenue	6.50	4/1/28	2,785,000		3,299,111
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	5,500,000	[b]	5,765,980
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	500,000		526,670
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000	[b]	2,013,320
Port Authority of New York and New Jersey,
Special Project Bonds (JFK International
Air Terminal LLC Project)	6.00	12/1/36	4,710,000		5,315,329
Tender Option Bond Trust Receipts (Series
2016-XM0370),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,694,150
Tender Option Bond Trust Receipts (Series
2016-XM0436),
(New York City Municipal Water Finance
Authority, Water and Sewer System
Second General Resolution Revenue)
Recourse	5.00	6/15/44	12,600,000	[b,c]	14,126,616
Tender Option Bond Trust Receipts (Series
2016-XM0438),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,731,050
Tender Option Bond Trust Receipts (Series
2016-XM0439),
(New York City Transitional Finance
Authority, Future Tax Secured Revenue)
Recourse	5.00	5/1/30	4,488,203	[b,c]	4,848,189
					59,840,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina - 2.7%
Tender Option Bond Trust Receipts (Series
2016-XM0444),
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue (Duke University Health
System)) Recourse	5.00	6/1/42	10,000,000	[b,c]	11,200,300
Ohio - 6.6%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	2,000,000		1,933,720
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	13,000,000	[d]	718,900
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	11,285,000		11,274,618
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,040,000		2,251,262
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	960,000	[e]	1,100,602
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,380,474
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.63	2/1/36	2,530,000	[b]	2,409,193
Southeastern Ohio Port Authority,
Hospital Facilities Improvement Revenue
(Memorial Health System Obligated
Group Project)	6.00	12/1/42	2,000,000		2,194,080
Southeastern Ohio Port Authority,
Hospital Facilities Improvement Revenue
(Memorial Health System Obligated
Group Project)	5.00	12/1/43	1,000,000		1,009,530
					27,272,379
Oregon - .4%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,500,000		1,607,340
Pennsylvania - 2.4%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,003,200
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	4,700,000	[e]	5,531,007
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,240,450
					9,774,657

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Rhode Island - 1.4%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligated Group Issue) (Insured;
Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[e]	5,628,450
South Carolina - 2.7%
Tender Option Bond Trust Receipts (Series
2016-XM0384),
(South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper))
Non-recourse	5.13	6/1/37	10,200,000	[b,c]	11,159,412
Tennessee - 2.3%
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	2,050,000	[e]	2,281,199
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	450,000	[e]	500,751
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	3,000,000	[e]	3,338,340
Tender Option Bond Trust Receipts (Series
2016-XM0388),
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	3,000,000	[b,c]	3,360,600
					9,480,890
Texas - 17.3%
Barclays Capital Municipal Trust Receipts
(Series 28 W),
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	9,997,299	[b,c]	10,840,049
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,500,000		1,619,775
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	2,500,000		2,558,750
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,484,150
Harris County Health Facilities Development
Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	[e]	8,089,421
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/51	7,500,000	[d]	1,472,475

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 17.3% (continued)
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.)	6.00	11/15/36	230,000		254,329
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	5/15/19	4,770,000	[e]	5,288,690
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000		1,087,980
New Hope Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Westminster Project)	5.00	11/1/40	1,000,000		1,029,310
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/35	500,000		529,500
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	1,575,000		1,633,858
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	2,500,000	[e]	2,605,075
Tarrant County Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.50	11/15/45	3,000,000		3,102,510
Tender Option Bond Trust Receipts (Series
2016-XM0377),
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	12,450,000	[b,c]	13,906,774
Tender Option Bond Trust Receipts (Series
2016-XM0443),
(Texas A&M University System Board of
Regents, Financing System Revenue)
Recourse	5.00	5/15/39	13,160,000	[b,c]	14,486,660
Texas Department of Housing and
Community Affairs,
Home Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	12.68	7/2/24	100,000	[f]	105,264
					71,094,570
Virginia - 3.1%
Chesterfield County Economic Development
Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	700,000		706,517

Long-Term Municipal Investments -	Coupon	Maturity	Principal
144.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - 3.1% (continued)
Henrico County Industrial Development
Authority,
Revenue (Bon Secours Health System,
Inc.) (Insured; Assured Guaranty
Municipal Corp.)	10.20	8/23/27	6,050,000	[f]	7,598,921
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	1,000,000	[b]	1,015,270
Washington County Industrial Development
Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	3,000,000		3,258,360
					12,579,068
Washington - 3.5%
Barclays Capital Municipal Trust Receipts
(Series 27 B),
(King County, Sewer Revenue) Recourse	5.00	1/1/29	8,577,246	[b,c]	9,608,390
Washington Health Care Facilities Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,975,000	[e]	3,200,713
Washington Housing Finance Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,664,555
					14,473,658
West Virginia - 1.4%
The County Commission of Harrison County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	5,670,000		5,713,546
Wisconsin - 1.1%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	4,000,000		4,395,280
U.S. Related - .6%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	2,500,000		2,559,800

Total Investments (cost $545,880,856)			144.1%		593,096,680
Liabilities, Less Cash and Receivables			(21.5%)		(88,617,899)
Preferred Stock, at redemption value			(22.6%)		(93,000,000)
Net Assets Applicable to Common Shareholders			100.0%		411,478,781

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities amounted to $245,528,779, or 59.67% of net assets applicable to Common Shareholders.
c Collateral for floating rate borrowings.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at February 28,
2017.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	593,096,680	-	593,096,680
Liabilities ($)
Floating Rate Notes††	-	(98,618,507)	-	(98,618,507)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2017, accumulated net unrealized appreciation on investments was $47,215,824, consisting of $47,991,064 gross unrealized appreciation and $775,240 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)